Net sales - Other operating revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Net Sales [Line Items]
Other operating income (expense)	$ 2,690	$ 14,715	$ (1,308)
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Net Sales [Line Items]
Other operating income (expense)	27,768	4,776	21,965
Copper and silver in concentrate [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Net Sales [Line Items]
Other operating income (expense)	27,765	4,098	20,442
Others [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Net Sales [Line Items]
Other operating income (expense)	$ 3	$ 678	$ 1,523